Mineral Properties and Exploration and Evaluation Assets (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 02, 2017 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of mining assets		$ 36,788	$ 37,405
Expense arising from exploration for and evaluation of mineral resources		723	1,534
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest		1,125	146
Tlacolula Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of mining assets	$ 150
Fair value of consideration transferred to purchase asset	$ 1,328
Number of instruments or interests issued or issuable | EquityInstruments	239,385
Equity interests of acquirer	$ 1,128
NSR royalty, percentage	2.00%
Half of NSR royalty purchase price, per agreement	$ 1,500
Expense arising from exploration for and evaluation of mineral resources		170	1,486
Other exploration projects
Disclosure of detailed information about property, plant and equipment [line items]
Expense arising from exploration for and evaluation of mineral resources		$ 3,647	$ 2,508